Cost of Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of cost of sales [text block] [Abstract]
Schedule of cost of sales for our retail and wholesale of garment business
	Year ended December 31,
	2021	2020	2019
Changes in inventories of finished goods and work in progress	83,112	114,905	76,800
Materials consumed in production	1,559,520	2,343,747	43,443
Purchases of finished goods	3,163,622	2,755,152	7,053,841
Labor	-	460,394	2,887,199
Depreciation	-	32,405	142,278
Rental	-	-	-
Outsourced manufacturing cost	1,299,947	1,751,272	-
Outsourced service cost	51,276,130	848,362	-
Taxes and surcharges *	32,488	22,202	130,728
Water and electricity	-	30,528	63,969
Inventory provision	(14,016)	(42,884)	42,919
Others	-	681	237,561
Foreign currency translation difference	21,011	60,967	35,781
	57,421,814	8,377,731	10,714,519